Subsequent events (Details)												1 Months Ended						3 Months Ended			4 Months Ended	12 Months Ended
	Mar. 02, 2022 USD ($)	Dec. 03, 2021 $ / shares	Sep. 09, 2021 $ / shares	May 21, 2021 $ / shares	Mar. 15, 2021 $ / shares	Mar. 02, 2021 $ / shares	Mar. 01, 2021	Nov. 23, 2020 $ / shares	Sep. 09, 2020 $ / shares	Jun. 01, 2020 $ / shares	Mar. 02, 2020 $ / shares	Mar. 31, 2022 USD ($) vessel	Feb. 28, 2022 USD ($)	Jun. 30, 2021 USD ($)	Mar. 31, 2021 USD ($)	May 31, 2020 USD ($)	May 31, 2018 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($) vessel	Mar. 17, 2022 USD ($) vessel	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) vessel	Nov. 30, 2021 vessel	Jan. 31, 2021 USD ($)	Dec. 31, 2020 USD ($) vessel	Sep. 30, 2020 USD ($)	Aug. 31, 2020 tanker	May 29, 2020 USD ($)	Jul. 31, 2018 USD ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																						$ 2,541,678,000			$ 2,415,326,000
Remaining amount of authorized amount of market share issuance program																						97,400,000
Other disposals of assets
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels in agreement to sell | vessel																				15
Payment of cash dividends
Disclosure of non-adjusting events after reporting period [line items]
Dividends recognised as distributions to owners per share | $ / shares					$ 0.10
AVIC Lease Financing
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																													$ 145,000,000
AVIC Lease Financing | Installation of scrubbers
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																									$ 4,600,000
AVIC Lease Financing | Debt transactions
Disclosure of non-adjusting events after reporting period [line items]
Repayments													$ 17,200,000
Credit Agricole Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																						21,000,000.0
Credit Agricole Credit Facility | Debt transactions
Disclosure of non-adjusting events after reporting period [line items]
Repayments of non-current borrowings												$ 18,400,000
Citibank / K-Sure Credit Facility | Debt transactions
Disclosure of non-adjusting events after reporting period [line items]
Repayments of non-current borrowings												39,500,000
2020 $225.0 Million Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																$ 225,000,000.0						225,000,000.0
2020 $225.0 Million Credit Facility | Installation of scrubbers
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels | vessel																									2
2020 $225.0 Million Credit Facility | Debt transactions
Disclosure of non-adjusting events after reporting period [line items]
Repayments of non-current borrowings												38,700,000
2021 $43.6 Million Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																						43,600,000
2021 $43.6 Million Credit Facility | LR1
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels | vessel																							2
2021 $43.6 Million Credit Facility | Debt transactions
Disclosure of non-adjusting events after reporting period [line items]
Repayments of non-current borrowings												$ 21,200,000
BNPP Sinosure Credit Facility
Disclosure of non-adjusting events after reporting period [line items]
Borrowings															$ 1,900,000
BNPP Sinosure Credit Facility | Installation of scrubbers
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																						103,400,000
BNPP Sinosure Credit Facility | Debt drawdown | Installation of scrubbers
Disclosure of non-adjusting events after reporting period [line items]
Borrowings																				$ 3,400,000
Number of vessels | vessel																				2
Convertible Notes Due 2022
Disclosure of non-adjusting events after reporting period [line items]
Repayments														$ 19,400,000	62,100,000
Borrowings																	$ 154,300,000												12,200,000
Dividends recognised as distributions to owners per share | $ / shares		$ 0.10	$ 0.10	$ 0.10		$ 0.10		$ 0.10	$ 0.10	$ 0.10	$ 0.10
Convertible conversion rate		0.0271571	0.0269419	0.0267879		0.0266617		0.0264810	0.0262463	0.0260200	0.0258763						0.025
Principal amount																	$ 1,000									$ 1,000
Borrowings interest rate																	3.00%
Aggregate principal amount notes issued														$ 19,400,000	62,100,000		$ 188,500,000				$ 19,400,000					$ 52,300,000			$ 15,000,000
Convertible Notes Due 2022 | Debt transactions
Disclosure of non-adjusting events after reporting period [line items]
Convertible conversion rate	0.0273142
Conversion ratio, increase (decrease)	0.0001571
Convertible Notes Due 2022 | Payment of cash dividends
Disclosure of non-adjusting events after reporting period [line items]
Principal amount	$ 1,000
Unsecured Senior Notes Due 2025
Disclosure of non-adjusting events after reporting period [line items]
Borrowings interest rate																7.00%
Aggregate principal amount notes issued																$ 28,100,000												$ 28,100,000
Drawdowns																$ 26,500,000
Unsecured Senior Notes Due 2025 | B. Riley Securities Inc.
Disclosure of non-adjusting events after reporting period [line items]
Authorized amount of additional principal																								$ 75,000,000
Borrowings interest rate																								7.00%
Unsecured Senior Notes Due 2025 | B. Riley Securities Inc. | Sales of additional notes
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount notes issued																						42,100,000
Drawdowns																						$ 41,200,000
Unsecured Senior Notes Due 2025 | Debt transactions | B. Riley Securities Inc. | Sales of additional notes
Disclosure of non-adjusting events after reporting period [line items]
Aggregate principal amount notes issued																				$ 400,000
Drawdowns																				400,000
Remaining amount of authorized amount of market share issuance program																				$ 32,500,000
Convertible Notes Due 2025
Disclosure of non-adjusting events after reporting period [line items]
Convertible conversion rate		0.0271571	0.0269419	0.0267879		0.0266617	0.0266617														0.0266617
Principal amount															$ 1,000
Borrowings interest rate														3.00%	3.00%						3.00%
Aggregate principal amount notes issued														$ 19,400,000	$ 62,100,000						$ 19,400,000
Convertible Notes Due 2025 | Debt transactions
Disclosure of non-adjusting events after reporting period [line items]
Convertible conversion rate	0.0273142
Conversion ratio, increase (decrease)	0.0001571
Vessels
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels | vessel																						131			135
Vessels | Installation of scrubbers
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels | tanker																											6
Vessels | Other disposals of assets | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Gains (losses) on disposals of non-current assets																			$ 48,000,000
Vessels | Other disposals of assets | 12 LR1s
Disclosure of non-adjusting events after reporting period [line items]
Sale of ships, gross sales price																			$ 413,800,000
Vessels | Other disposals of assets | STI Benicia | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Gains (losses) on disposals of non-current assets																		$ 5,300,000
Vessels | Other disposals of assets | MR | STI Fontvieille and STI Majestic
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels in agreement to sell | vessel												2							2
Vessels | Other disposals of assets | MR | STI Fontvieille
Disclosure of non-adjusting events after reporting period [line items]
Sale of ships, gross sales price																			$ 23,500,000
Vessels | Other disposals of assets | MR | STI Majestic
Disclosure of non-adjusting events after reporting period [line items]
Sale of ships, gross sales price																			$ 34,900,000
Vessels | Other disposals of assets | MR | STI Benicia | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Sale of ships, gross sales price																		$ 26,500,000
Vessels | Other disposals of assets | MR | STI Benicia | Subsidiaries | Scorpio Services Holding Limited (SSH) | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Sale of ships, percentage of buyer-owned by related party																		7.50%
Vessels | Other disposals of assets | LR1
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels in agreement to sell | vessel												12							12
Vessels | Other disposals of assets | LR1 | STI Excelsior, STI Executive, STI Excellence, STI Pride, STI Providence, STI Prestige
Disclosure of non-adjusting events after reporting period [line items]
Number of vessels in agreement to sell | vessel																				6